Total revenues and other income - Summary of other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues and other income
Grant income	€ 1,609	€ 1,045	€ 2,329
Other income	27,400	27,785	19,764
Total other income	€ 29,009	€ 28,830	€ 22,093